Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Oct. 27, 2013	Oct. 28, 2012
Current Assets
Cash and cash equivalents	$ 434,014	$ 682,388
Short-term marketable securities		77,387
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 27, 2013 and $4,000 at October 28, 2012)	551,500	507,041
Inventories	967,977	950,521
Income taxes receivable		16,460
Deferred income taxes	73,543	68,560
Prepaid expenses	13,000	12,772
Other current assets	7,379	5,555
Total Current Assets	2,047,413	2,320,684
Deferred Income Taxes	25,086	144,245
Goodwill	934,472	630,875
Other Intangibles	378,093	123,072
Pension Assets	162,535	49
Investments in and Receivables from Affiliates	270,609	286,537
Other Assets	142,339	134,024
Property, Plant and Equipment
Land	58,506	56,258
Buildings	784,133	767,876
Equipment	1,532,527	1,435,630
Construction in progress	85,696	82,254
Property, Plant and Equipment, Gross	2,460,862	2,342,018
Less allowance for depreciation	(1,505,529)	(1,417,538)
Property, Plant and Equipment, Net	955,333	924,480
Total Assets	4,915,880	4,563,966
Current Liabilities
Accounts payable	387,284	385,877
Accrued expenses	20,965	49,792
Accrued workers compensation	38,217	33,543
Accrued marketing expenses	91,332	78,712
Employee related expenses	192,063	193,463
Taxes payable	8,637	4,864
Interest and dividends payable	45,511	40,049
Total Current Liabilities	784,009	786,300
Long-Term Debt - less current maturities	250,000	250,000
Pension and Post-Retirement Benefits	481,230	615,428
Other Long-Term Liabilities	84,062	87,313
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(149,214)	(323,569)
Retained earnings	3,452,529	3,135,317
Hormel Foods Corporation Shareholders' Investment	3,311,040	2,819,455
Noncontrolling Interest	5,539	5,470
Total Shareholders' Investment	3,316,579	2,824,925
Total Liabilities and Shareholders' Investment	4,915,880	4,563,966
Common stock, nonvoting
Shareholders' Investment
Common stock
Common stock
Shareholders' Investment
Common stock	$ 7,725	$ 7,707